Property and Equipment (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	9/30/2012	12/31/2011
Office Equipment	$ 23,781	$ 23,781
Less: Accumulated depreciation	(5,964)	(2,397)
Net property and equipment	$ 17,817	$ 21,384

	12/31/2011	12/31/2010
Office Equipment	23,781	4,365
Less: Accumulated depreciation	(2,397)	(141)
Net property and equipment	$21,384	$4,224